Unit-Based Compensation Plans Unit-Based Compensation Plans (Schedule of ETP awards granted to employees and non-employee directors) (Details) (Details) (ETP Unit-Based Compensation Plans [Member], USD $)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ETP Unit-Based Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested awards	1,859,159	2,563,709
Weighted Average Grant-Date Fair Value Per ETP Unit	$ 46.95	$ 46.37
Awards granted	289,930
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards granted	$ 43.93	$ 48.35	$ 49.82
Awards vested	(647,498)
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards vested	$ 44.58
Awards forfeited	(346,982)
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards forfeited	$ 44.58